Leasing - Accounted for in profit or loss (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leasing
Depreciation charge on right-of-use assets	kr (27)	kr (26)
Interest expenses on lease liability	(1)	(1)
Expenses relating to short-term leases	(2)	(1)
Expenses relating to low-value leases	(3)	(1)
Variable lease fees	(7)	(6)
Total amount accounted for in profit or loss	kr (40)	kr (35)